Financial assets and liabilities - Summary of Credit Risk (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 29,356,555	R$ 28,531,175
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	16,174,130	13,642,918
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	2,745,853	2,033,441
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	4,388,007	3,669,109
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	58,990
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	4,732,926	8,140,700
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	416,491	929,690
Dividend receivable [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	519,965	80,755
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 320,193	R$ 34,562